Related party transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
The Company has entered into certain agreements with affiliates of Seadrill to provide certain management and administrative services, as well as technical and commercial management services. Seadrill has also provided financing arrangements as described within this note below.

Net expenses/(income) from Seadrill:

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Management and administrative fees (a) and (b)	$14.2	$12.3	$33.2	$25.1
Rig operating costs (c)	6.2	6.5	13.5	12.0
Insurance premiums (d)	4.0	5.4	9.1	10.5
Interest expense (e)	2.5	3.5	5.9	7.0
Derivative losses/(gain) (e)	2.8	(0.8)	11.2	7.1
Commitment fee on revolving credit facility (f)	0.5	0.5	1.0	1.0
Bareboat charters expense/(income) (g)	2.6	(0.5)	4.6	(4.6)
Other revenues - Nigerian operations (h)	(2.8)	(2.3)	(4.8)	(7.0)
Accretion of discount on deferred consideration (l)	3.4	3.2	7.8	7.7
Total net related party expenses	$33.4	$27.8	$81.5	$58.8

Receivables/(payables) from related parties:

(In US$ millions)	June 30, 2016	December 31, 2015

Trading balances due from Seadrill and subsidiaries (i)	$141.1	$175.9
Trading balances due to Seadrill and subsidiaries (i)	(295.7)	(354.7)
Rig financing agreements with Seadrill (j)	(129.0)	(139.0)
Loan agreement with Seadrill (j)	(49.4)	(57.5)
Vendor financing loan agreement with Seadrill (k)	—	(109.5)
Deferred and contingent consideration to related party - short term portion (l)	(37.8)	(60.4)
Deferred and contingent consideration to related party - long term portion (l)	(172.3)	(185.4)
Derivatives with Seadrill - interest rate swaps (m)	(6.5)	2.2
(a) Management and administrative services agreements – In connection with the IPO, the Company entered into a management and administrative services agreement with Seadrill Management a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill's subsidiaries are charged at cost plus service fee. In April 2016, the agreement was extended for an indefinite term and can be terminated providing 90 days written notice. During the six months ended June 30, 2016 this fee ranged from 4.85% to 8% of costs and expenses incurred in connection with providing these services.
(b) Technical and administrative service agreements – In connection with the IPO, subsidiaries of the Company entered into certain advisory, technical and/or administrative services agreement with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to approximately 5% of Seadrill's costs and expenses incurred in connection with providing these services.
(c) Rig operating costs – relates to rig operating costs charged by the Angolan service company for the West Polaris for the three and six months ended June 30, 2016 and for the West Vencedor for the three and six months ended June 30, 2015.
(d) Insurance premiums – the Company’s drilling units are insured by a subsidiary of Seadrill and the insurance premiums incurred are recharged to the Company.
(e) Interest expense and loss on derivatives - relates to interest charged on related party loan arrangements outlined below and the recharge on interest rate swaps with Seadrill. See section (m) for further details on derivative arrangements.
(f) $100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of 5 years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During the six months ended June 30, 2016 the Company did not draw on this facility and therefore as of June 30, 2016 the facility remains undrawn.
(g) Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract. For the six months ended June 30, 2016 the net effect to the Company of the bareboat charters was net expense of $4.6 million (June 30, 2015: net income of $4.6 million).
(h) Other revenues - Nigeria - The Company earns revenues from Seadrill within its Nigerian service company for certain services, including the provision of onshore and offshore personnel for Seadrill's West Jupiter and West Saturn drilling rigs. For the six months ended June 30, 2016 the Company earned revenues from the Nigerian service company of $4.8 million (June 30, 2015 $7.0 million).
(i) Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest and interest rate swap agreements. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
(j) Rig financing agreements and loan agreements – See Note 11 of the Company's audited 2015 financial statements for details of the $440 million Rig Financing Agreement and West Vencedor Loan Agreement.
(k) $109.5 million vendor financing loan - On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15. The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matured in May 2016.
(l) Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a Seller's Credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2016 the short-term portion of these balances relating to the West Vela and West Polaris are $29.6 million and $8.2 million respectively, which are presented within other related party payables on the balance sheet. As of June 30, 2016 the long-term portion of the balances relating to the West Vela and West Polaris are $84.0 million and $88.0 million respectively. During the six months ended June 30, 2016, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.8 million.
(m) Derivatives with Seadrill - Interest rate swaps - As of June 30, 2016, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $637.8 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. The net loss recognized on the Company’s interest rate swaps with Seadrill for the six months ended June 30, 2016, was $11.2 million (six months ended June 30, 2015: net loss of $7.1 million).

Other agreements and transactions with Seadrill

West Sirius bareboat charter financing loan
Effective December 17, 2015, an operating subsidiary of the Company borrowed from a subsidiary of Seadrill $143 million (the "West Sirius loan") in order to provide sufficient immediate liquidity to meet the terms of its bareboat charter termination payment in connection with the West Sirius contract termination. Concurrently, Seadrill borrowed $143.0 million (the “Seadrill loan”) from a rig owning subsidiary of the Company in order to restore its liquidity with respect to the West Sirius loan.

Each loan bears interest at a rate of LIBOR plus a margin of 0.56% and matures in July 2017. Each of the loan parties understand and agree that the loan agreements act in parallel with each other. The outstanding balance of each loan as at June 30, 2016 was $93.7 million (December 31, 2015: $143.0 million).

These transactions have been classified within current and long-term portions of "Amount due from related party", "Related party payable" and "Long-term related party payable".

Spare parts agreement with Seadrill
During 2015, a subsidiary of Seadrill entered into an agreement with the Company to store spare parts of the Company's West Sirius rig while it is stacked. Seadrill is responsible at its own cost for the moving and storing of the spare parts during the stacking period. Seadrill may use the spare parts of the West Sirius during the stacking period, but must replace them as required by the Company at its own cost.

Indemnifications and guarantees
Tax indemnifications
Under the Omnibus Agreement, and purchase and sale agreements relating to acquisitions subsequent to the IPO, Seadrill has agreed to indemnify the Company against any tax liabilities arising from the operation of the assets contributed or sold to the Company prior to the time they were contributed or sold.

Customs guarantees
Seadrill provides customs guarantees in connection with the Company’s operations, primarily in Nigeria, in favor of banks. Custom guarantees in respect of operations in Nigeria were terminated effective May 17, 2016.

Performance guarantees
Seadrill provides performance guarantees in connection with the Company’s drilling contracts in favor of customers of the Company.

Environmental and other indemnifications
Under the Omnibus Agreement, and purchase and sale agreements relating to acquisitions subsequent to the IPO, Seadrill has agreed to indemnify the Company against certain environmental and toxic tort liabilities with respect to the assets that Seadrill contributed or sold to the Company to the extent arising prior to the time they were contributed or sold.

In connection with the West Vela acquisition, Seadrill agreed to indemnify the Company, Seadrill Capricorn Holdings LLC and Seadrill Vela Hungary Kft. against any liability they may incur under the credit facility financing the West Vela in respect of debt that is related to other rigs owned by Seadrill that are financed under the same credit facility as the West Vela.